Investments (Equity Method Investments, Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Total Revenue	$ 4,783,207	$ 1,678,772	$ 3,465,807
Total Expenses	(924,378)	(473,445)	(979,287)
Net earnings (losses)	3,858,829	1,205,327	2,486,520
Earnings in net earnings (losses) included above	137,546	57,119	17,795
Equity in net earnings (losses) of LP/LLC interests not included above	31,862	18,193	11,792
Total equity in net earnings (losses)	$ 169,408	$ 75,312	$ 29,587